Other Current Assets - Disclosure of other current assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Current Assets [Line Items]
Non-revolving term loan		$ 816
Prepaid expenses	$ 2,856	2,525
Other	431	49
Total other current assets	$ 3,287	$ 3,390